Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	1,978	$ 535,998
General Electric Co.	42,044	6,683,735
Moog, Inc., Class A	3,940	659,162
Woodward, Inc.	3,502	610,679
		$ 8,489,574
Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	18,546	$ 1,634,273
Expeditors International of Washington, Inc.	7,802	973,612
FedEx Corp.	35,284	10,579,555
GXO Logistics, Inc.(1)	17,473	882,386
United Parcel Service, Inc., Class B	99,900	13,671,315
		$27,741,141
Automobile Components — 0.4%
Aptiv PLC(1)	45,108	$3,176,505
Autoliv, Inc.	10,034	1,073,538
BorgWarner, Inc.	37,709	1,215,738
Lear Corp.	9,447	1,078,942
		$6,544,723
Automobiles — 1.1%
Ford Motor Co.	651,106	$8,164,869
General Motors Co.	184,878	8,589,432
Harley-Davidson, Inc.	22,250	746,265
Rivian Automotive, Inc., Class A(1)(2)	118,840	1,594,833
Thor Industries, Inc.	8,465	791,054
		$19,886,453
Banks — 12.6%
Bank of America Corp.	841,704	$33,474,568
Bank OZK	21,968	900,688
BOK Financial Corp.	5,835	534,719
Cadence Bank	34,040	962,651
Citigroup, Inc.	257,566	16,345,138
Citizens Financial Group, Inc.	84,213	3,034,194
Comerica, Inc.	25,087	1,280,441
Commerce Bancshares, Inc.	22,361	1,247,297
Cullen/Frost Bankers, Inc.	10,467	1,063,761
East West Bancorp, Inc.	27,064	1,981,897
F.N.B. Corp.	65,837	900,650
Fifth Third Bancorp	128,770	4,698,817
First Citizens Bancshares, Inc., Class A	1,359	2,288,026
First Horizon Corp.	99,175	1,563,990
Home BancShares, Inc.	35,935	861,003
Huntington Bancshares, Inc.	272,373	3,589,876
JPMorgan Chase & Co.	334,999	67,756,898
KeyCorp	183,942	2,613,816
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	31,521	$ 4,771,019
Old National Bancorp	54,865	943,129
Pinnacle Financial Partners, Inc.	15,479	1,238,939
PNC Financial Services Group, Inc.	60,748	9,445,099
Popular, Inc.	12,449	1,100,865
Prosperity Bancshares, Inc.	17,534	1,072,029
Regions Financial Corp.	174,381	3,494,595
SouthState Corp.	14,519	1,109,542
Synovus Financial Corp.	27,396	1,101,045
Truist Financial Corp.	217,805	8,461,724
U.S. Bancorp	242,324	9,620,263
Webster Financial Corp.	32,914	1,434,721
Wells Fargo & Co.	436,846	25,944,284
Western Alliance Bancorp	20,628	1,295,851
Wintrust Financial Corp.	12,470	1,229,043
Zions Bancorp NA	27,753	1,203,648
		$218,564,226
Beverages — 2.3%
Coca-Cola Co.	274,525	$17,473,516
Keurig Dr Pepper, Inc.	191,492	6,395,833
PepsiCo, Inc.	102,995	16,986,965
		$40,856,314
Biotechnology — 0.4%
Apellis Pharmaceuticals, Inc.(1)	10,977	$421,078
Biogen, Inc.(1)	10,757	2,493,688
Blueprint Medicines Corp.(1)	13,091	1,410,948
Exact Sciences Corp.(1)	15,869	670,465
GRAIL, Inc.(1)	3,322	51,059
Incyte Corp.(1)	16,151	979,074
Ionis Pharmaceuticals, Inc.(1)	14,865	708,466
United Therapeutics Corp.(1)	3,590	1,143,594
		$7,878,372
Broadline Retail — 0.3%
eBay, Inc.	74,202	$3,986,131
Macy's, Inc.	5,325	102,240
Ollie's Bargain Outlet Holdings, Inc.(1)	5,062	496,937
		$4,585,308
Building Products — 0.8%
A.O. Smith Corp.	4,484	$366,702
Allegion PLC	5,223	617,097
Armstrong World Industries, Inc.	950	107,578
Carrier Global Corp.	1,578	99,540
Fortune Brands Innovations, Inc.	15,666	1,017,350
Johnson Controls International PLC	83,349	5,540,208
Masco Corp.	12,944	862,977
Owens Corning	19,178	3,331,602

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
UFP Industries, Inc.	8,379	$ 938,448
Zurn Elkay Water Solutions Corp., Class C	9,865	290,031
		$ 13,171,533
Capital Markets — 6.7%
Affiliated Managers Group, Inc.	6,245	$ 975,656
Ameriprise Financial, Inc.	15,305	6,538,143
Bank of New York Mellon Corp.	126,900	7,600,041
BlackRock, Inc.	20,035	15,773,956
Blackstone, Inc.	16,965	2,100,267
Carlyle Group, Inc.	21,193	850,899
Cboe Global Markets, Inc.	9,611	1,634,447
Charles Schwab Corp.	101,383	7,470,913
CME Group, Inc.	53,790	10,575,114
Coinbase Global, Inc., Class A(1)	2,312	513,796
Evercore, Inc., Class A	654	136,313
Franklin Resources, Inc.	55,090	1,231,262
Goldman Sachs Group, Inc.	42,038	19,014,628
Hamilton Lane, Inc., Class A	372	45,972
Houlihan Lokey, Inc.	2,250	303,435
Interactive Brokers Group, Inc., Class A	10,168	1,246,597
Intercontinental Exchange, Inc.	58,405	7,995,060
Invesco Ltd.	84,483	1,263,866
Janus Henderson Group PLC	24,953	841,166
Jefferies Financial Group, Inc.	25,069	1,247,433
KKR & Co., Inc.	80,245	8,444,984
MarketAxess Holdings, Inc.	1,603	321,450
Nasdaq, Inc.	41,281	2,487,593
Northern Trust Corp.	38,128	3,201,989
Raymond James Financial, Inc.	35,896	4,437,105
SEI Investments Co.	3,647	235,924
State Street Corp.	55,884	4,135,416
Stifel Financial Corp.	18,902	1,590,603
T. Rowe Price Group, Inc.	40,795	4,704,071
		$116,918,099
Chemicals — 2.1%
Air Products and Chemicals, Inc.	26,548	$6,850,711
Arcadium Lithium PLC(1)(2)	291,238	978,560
Ashland, Inc.	12,085	1,141,912
Balchem Corp.	960	147,792
Cabot Corp.	11,495	1,056,276
Celanese Corp.	24,709	3,332,997
Eastman Chemical Co.	26,552	2,601,299
Ecolab, Inc.	7,264	1,728,832
FMC Corp.	28,155	1,620,320
International Flavors & Fragrances, Inc.	38,197	3,636,736
Linde PLC	16,572	7,271,959
Mosaic Co.	72,567	2,097,186
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	38,141	$ 4,801,571
		$ 37,266,151
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.(1)	31	$ 7,011
MSA Safety, Inc.	4,539	851,925
Republic Services, Inc.	12,861	2,499,407
Stericycle, Inc.(1)	15,226	885,087
Waste Management, Inc.	12,038	2,568,187
		$6,811,617
Communications Equipment — 1.3%
Cisco Systems, Inc.	454,638	$21,599,851
F5, Inc.(1)	2,591	446,248
		$22,046,099
Construction & Engineering — 0.2%
AECOM	17,637	$1,554,525
Dycom Industries, Inc.(1)	1,605	270,860
MasTec, Inc.(1)	6,580	703,994
Valmont Industries, Inc.	1,274	349,649
		$2,879,028
Construction Materials — 0.2%
CRH PLC	16,122	$1,208,827
Summit Materials, Inc., Class A(1)	39,911	1,461,142
Vulcan Materials Co.	3,456	859,438
		$3,529,407
Consumer Finance — 1.8%
Ally Financial, Inc.	52,963	$2,101,042
American Express Co.	37,907	8,777,366
Capital One Financial Corp.	60,988	8,443,788
Credit Acceptance Corp.(1)	16	8,235
Discover Financial Services	47,308	6,188,359
FirstCash Holdings, Inc.	3,783	396,761
OneMain Holdings, Inc.	23,240	1,126,908
SLM Corp.	40,867	849,625
SoFi Technologies, Inc.(1)(2)	3,116	20,597
Synchrony Financial	74,832	3,531,322
		$31,444,003
Consumer Staples Distribution & Retail — 4.9%
Albertsons Cos., Inc., Class A	69,169	$1,366,088
BJ's Wholesale Club Holdings, Inc.(1)	16,141	1,417,825
Casey's General Stores, Inc.	4,336	1,654,444
Costco Wholesale Corp.	17,586	14,947,924
Dollar General Corp.	32,505	4,298,136
Dollar Tree, Inc.(1)	15,624	1,668,174
Kroger Co.	130,296	6,505,679

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(1)	31,379	$ 2,074,466
Sprouts Farmers Market, Inc.(1)	10,463	875,335
Sysco Corp.	91,252	6,514,480
Target Corp.	69,369	10,269,387
U.S. Foods Holding Corp.(1)	50,562	2,678,775
Walmart, Inc.	470,221	31,838,664
		$ 86,109,377
Containers & Packaging — 1.2%
Amcor PLC	327,256	$3,200,564
AptarGroup, Inc.	7,922	1,115,497
Avery Dennison Corp.	6,458	1,412,042
Ball Corp.	9,703	582,374
Berry Global Group, Inc.	25,900	1,524,215
Crown Holdings, Inc.	23,690	1,762,299
Graphic Packaging Holding Co.	68,877	1,805,266
Packaging Corp. of America	15,260	2,785,866
Sealed Air Corp.	32,744	1,139,164
Silgan Holdings, Inc.	18,747	793,560
Sonoco Products Co.	22,109	1,121,368
WestRock Co.	58,244	2,927,343
		$20,169,558
Distributors — 0.2%
Genuine Parts Co.	18,811	$2,601,937
LKQ Corp.	39,310	1,634,903
		$4,236,840
Diversified Consumer Services — 0.2%
H&R Block, Inc.	23,879	$1,294,958
Service Corp. International	23,319	1,658,681
		$2,953,639
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	28,851	$799,461
W.P. Carey, Inc.	40,408	2,224,461
		$3,023,922
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	954,564	$18,241,718
Verizon Communications, Inc.	539,170	22,235,371
		$40,477,089
Electric Utilities — 2.8%
Alliant Energy Corp.	47,805	$2,433,275
Avangrid, Inc.	13,233	470,169
Constellation Energy Corp.	32,746	6,558,041
Evergy, Inc.	42,300	2,240,631
Eversource Energy	63,466	3,599,157
Exelon Corp.	180,782	6,256,865
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	9,429	$ 878,311
NextEra Energy, Inc.	239,905	16,987,673
NRG Energy, Inc.	38,107	2,967,011
Portland General Electric Co.	19,163	828,608
Xcel Energy, Inc.	103,475	5,526,600
		$ 48,746,341
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,315	$ 317,494
AMETEK, Inc.	1,349	224,892
Atkore, Inc.	250	33,732
GE Vernova, Inc.(1)	27,080	4,644,491
Hubbell, Inc.	435	158,984
Regal Rexnord Corp.	11,368	1,537,181
Rockwell Automation, Inc.	8,162	2,246,835
Sensata Technologies Holding PLC	22,031	823,739
		$9,987,348
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.(1)	7,839	$946,638
Avnet, Inc.	13,299	684,765
CDW Corp.	7,916	1,771,917
Cognex Corp.	1,850	86,506
Coherent Corp.(1)	11,440	828,942
Corning, Inc.	24,342	945,687
Insight Enterprises, Inc.(1)	3,400	674,424
Itron, Inc.(1)	7,259	718,351
Jabil, Inc.	17,311	1,883,264
Littelfuse, Inc.	3,071	784,917
TD SYNNEX Corp.	12,320	1,421,728
Teledyne Technologies, Inc.(1)	7,062	2,739,915
Vontier Corp.	15,802	603,636
		$14,090,690
Energy Equipment & Services — 0.4%
Baker Hughes Co.	189,039	$6,648,502
		$6,648,502
Entertainment — 0.5%
ROBLOX Corp., Class A(1)	25,105	$934,157
Roku, Inc.(1)	10,926	654,795
Take-Two Interactive Software, Inc.(1)	18,385	2,858,684
Warner Bros. Discovery, Inc.(1)	473,417	3,522,222
Warner Music Group Corp., Class A	15,766	483,228
		$8,453,086
Financial Services — 1.0%
Apollo Global Management, Inc.	20,317	$2,398,828
Essent Group Ltd.	18,089	1,016,421
Euronet Worldwide, Inc.(1)	3,092	320,022

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Jack Henry & Associates, Inc.	980	$ 162,700
Jackson Financial, Inc., Class A	14,044	1,042,907
MGIC Investment Corp.	54,232	1,168,699
Mr. Cooper Group, Inc.(1)	12,877	1,045,999
PayPal Holdings, Inc.(1)	133,965	7,773,989
PennyMac Financial Services, Inc.	1,610	152,306
Radian Group, Inc.	27,147	844,272
Voya Financial, Inc.	19,888	1,415,031
		$17,341,174
Food Products — 2.8%
Bunge Global SA	29,026	$3,099,106
Campbell Soup Co.	41,415	1,871,544
Conagra Brands, Inc.	98,445	2,797,807
Darling Ingredients, Inc.(1)	32,661	1,200,292
Flowers Foods, Inc.	33,413	741,768
General Mills, Inc.	100,682	6,369,143
Hershey Co.	13,207	2,427,843
Hormel Foods Corp.	63,589	1,938,829
Ingredion, Inc.	13,420	1,539,274
JM Smucker Co.	21,431	2,336,836
Kellanova	58,652	3,383,047
Kraft Heinz Co.	163,181	5,257,692
Lamb Weston Holdings, Inc.	9,560	803,805
Lancaster Colony Corp.	1,908	360,555
McCormick & Co., Inc.	45,629	3,236,921
Mondelez International, Inc., Class A	162,131	10,609,853
		$47,974,315
Gas Utilities — 0.1%
National Fuel Gas Co.	16,937	$917,816
Southwest Gas Holdings, Inc.	11,275	793,535
UGI Corp.	39,006	893,237
		$2,604,588
Ground Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	8,076	$1,292,160
Knight-Swift Transportation Holdings, Inc.	11,960	597,043
Landstar System, Inc.	1,141	210,492
Lyft, Inc., Class A(1)	31,808	448,493
Ryder System, Inc.	7,106	880,291
Union Pacific Corp.	42,571	9,632,114
XPO, Inc.(1)	1,585	168,248
		$13,228,841
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	113,267	$11,769,574
Baxter International, Inc.	96,875	3,240,469
DENTSPLY SIRONA, Inc.	41,660	1,037,751
GE HealthCare Technologies, Inc.	33,182	2,585,541
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Glaukos Corp.(1)	9,128	$ 1,080,299
Medtronic PLC	144,556	11,378,003
Teleflex, Inc.	1,012	212,854
Zimmer Biomet Holdings, Inc.	28,033	3,042,421
		$ 34,346,912
Health Care Providers & Services — 4.5%
agilon health, Inc.(1)(2)	67,958	$ 444,445
Centene Corp.(1)	95,316	6,319,451
Cigna Group	33,578	11,099,880
CVS Health Corp.	186,553	11,017,820
DaVita, Inc.(1)	9,251	1,281,911
Elevance Health, Inc.	28,769	15,588,770
Encompass Health Corp.	16,874	1,447,620
Ensign Group, Inc.	2,385	295,001
Henry Schein, Inc.(1)	21,516	1,379,176
Humana, Inc.	20,682	7,727,829
Labcorp Holdings, Inc.	4,142	842,938
Molina Healthcare, Inc.(1)	11,344	3,372,571
Option Care Health, Inc.(1)	4,264	118,113
Quest Diagnostics, Inc.	23,607	3,231,326
UnitedHealth Group, Inc.	28,322	14,423,262
		$78,590,113
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	10,372	$1,213,213
Healthcare Realty Trust, Inc.	54,866	904,192
Healthpeak Properties, Inc.	131,143	2,570,403
Omega Healthcare Investors, Inc.	46,050	1,577,212
Ventas, Inc.	61,502	3,152,593
Welltower, Inc.	27,481	2,864,894
		$12,282,507
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	30,373	$546,107
		$546,107
Hotels, Restaurants & Leisure — 0.4%
Aramark	54,030	$1,838,101
Darden Restaurants, Inc.	17,443	2,639,475
Starbucks Corp.	19,706	1,534,112
Vail Resorts, Inc.	3,271	589,205
Wyndham Hotels & Resorts, Inc.	4,097	303,178
		$6,904,071
Household Durables — 1.4%
D.R. Horton, Inc.	47,812	$6,738,145
KB Home	13,714	962,448
Lennar Corp., Class A	43,891	6,577,944
Meritage Homes Corp.	6,616	1,070,800

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Mohawk Industries, Inc.(1)	7,381	$ 838,408
PulteGroup, Inc.	32,647	3,594,435
Taylor Morrison Home Corp.(1)	19,241	1,066,721
Tempur Sealy International, Inc.	2,920	138,233
Toll Brothers, Inc.	18,970	2,184,964
Whirlpool Corp.	7,649	781,728
		$ 23,953,826
Household Products — 1.8%
Church & Dwight Co., Inc.	10,897	$1,129,801
Colgate-Palmolive Co.	30,807	2,989,511
Kimberly-Clark Corp.	36,564	5,053,145
Procter & Gamble Co.	137,501	22,676,665
		$31,849,122
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,798	$769,531
Brookfield Renewable Corp., Class A(2)	24,844	705,073
Clearway Energy, Inc., Class C	16,047	396,200
		$1,870,804
Industrial REITs — 1.2%
Americold Realty Trust, Inc.	44,044	$1,124,884
EastGroup Properties, Inc.	6,961	1,184,066
First Industrial Realty Trust, Inc.	24,629	1,170,124
Prologis, Inc.	122,289	13,734,277
Rexford Industrial Realty, Inc.	40,635	1,811,915
STAG Industrial, Inc.	33,983	1,225,427
Terreno Realty Corp.	17,709	1,048,019
		$21,298,712
Insurance — 5.8%
Aflac, Inc.	86,141	$7,693,253
Allstate Corp.	8,745	1,396,227
American Financial Group, Inc.	13,439	1,653,266
American International Group, Inc.	106,867	7,933,806
Aon PLC, Class A	6,657	1,954,362
Arch Capital Group Ltd.(1)	65,880	6,646,633
Axis Capital Holdings Ltd.	14,609	1,032,126
Brown & Brown, Inc.	11,391	1,018,469
Cincinnati Financial Corp.	28,721	3,391,950
Everest Group Ltd.	7,990	3,044,350
First American Financial Corp.	20,047	1,081,536
Globe Life, Inc.	18,126	1,491,407
Hanover Insurance Group, Inc.	6,495	814,733
Hartford Financial Services Group, Inc.	55,427	5,572,631
Lincoln National Corp.	31,969	994,236
Marsh & McLennan Cos., Inc.	22,859	4,816,848
MetLife, Inc.	70,350	4,937,867
Old Republic International Corp.	46,021	1,422,049
Security	Shares	Value
Insurance (continued)
Primerica, Inc.	6,097	$ 1,442,428
Principal Financial Group, Inc.	44,578	3,497,144
Progressive Corp.	52,882	10,984,120
Prudential Financial, Inc.	61,621	7,221,365
Reinsurance Group of America, Inc.	12,731	2,613,292
RenaissanceRe Holdings Ltd.	9,462	2,114,852
Selective Insurance Group, Inc.	11,259	1,056,432
Travelers Cos., Inc.	37,512	7,627,690
Unum Group	37,282	1,905,483
W.R. Berkley Corp.	35,754	2,809,549
White Mountains Insurance Group Ltd.	465	845,114
Willis Towers Watson PLC	11,109	2,912,113
		$101,925,331
Interactive Media & Services — 0.1%
Snap, Inc., Class A(1)	122,715	$2,038,296
		$2,038,296
IT Services — 2.0%
Accenture PLC, Class A	16,923	$5,134,607
Akamai Technologies, Inc.(1)	7,213	649,747
Amdocs Ltd.	14,362	1,133,449
Cognizant Technology Solutions Corp., Class A	66,542	4,524,856
EPAM Systems, Inc.(1)	710	133,558
International Business Machines Corp.	119,466	20,661,645
Kyndryl Holdings, Inc.(1)	33,834	890,173
Okta, Inc.(1)	2,913	272,686
Twilio, Inc., Class A(1)	14,445	820,620
		$34,221,341
Leisure Products — 0.2%
Brunswick Corp.	15,139	$1,101,665
Hasbro, Inc.	19,293	1,128,641
Mattel, Inc.(1)	32,031	520,824
		$2,751,130
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc., Class A(1)	4,618	$1,261,222
Bruker Corp.	2,550	162,716
Charles River Laboratories International, Inc.(1)	5,176	1,069,258
Danaher Corp.	32,452	8,108,132
Illumina, Inc.(1)	19,932	2,080,502
Thermo Fisher Scientific, Inc.	7,188	3,974,964
		$16,656,794
Machinery — 4.2%
AGCO Corp.	14,072	$1,377,367
Allison Transmission Holdings, Inc.	11,380	863,742
Caterpillar, Inc.	26,947	8,976,046
CNH Industrial NV	221,600	2,244,808

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Cummins, Inc.	22,253	$ 6,162,523
Deere & Co.	34,829	13,013,159
Donaldson Co., Inc.	7,981	571,120
Dover Corp.	21,164	3,819,044
ESAB Corp.	3,966	374,509
Federal Signal Corp.	1,260	105,424
Flowserve Corp.	20,658	993,650
Fortive Corp.	44,133	3,270,255
Franklin Electric Co., Inc.	2,640	254,285
IDEX Corp.	4,995	1,004,994
Illinois Tool Works, Inc.	7,660	1,815,114
Middleby Corp.(1)	7,912	970,090
Mueller Industries, Inc.	8,985	511,606
Nordson Corp.	2,861	663,580
Oshkosh Corp.	14,742	1,595,085
Otis Worldwide Corp.	6,959	669,873
PACCAR, Inc.	69,543	7,158,757
Parker-Hannifin Corp.	9,104	4,604,894
Pentair PLC	17,039	1,306,380
Snap-on, Inc.	10,712	2,800,010
Stanley Black & Decker, Inc.	34,826	2,782,249
Timken Co.	14,151	1,133,920
Toro Co.	3,742	349,915
Watts Water Technologies, Inc., Class A	742	136,061
Westinghouse Air Brake Technologies Corp.	11,144	1,761,309
Xylem, Inc.	10,448	1,417,062
		$72,706,831
Media — 1.9%
Charter Communications, Inc., Class A(1)	14,538	$4,346,280
Comcast Corp., Class A	504,988	19,775,330
Interpublic Group of Cos., Inc.	76,274	2,218,811
Liberty Broadband Corp., Class C(1)	14,672	804,319
New York Times Co., Class A	3,842	196,749
Nexstar Media Group, Inc.	6,269	1,040,717
Omnicom Group, Inc.	39,269	3,522,429
Paramount Global, Class B	122,765	1,275,528
		$33,180,163
Metals & Mining — 1.0%
ATI, Inc.(1)	15,320	$849,494
Commercial Metals Co.	38,309	2,106,612
Nucor Corp.	40,659	6,427,375
Reliance, Inc.	14,064	4,016,678
Steel Dynamics, Inc.	31,230	4,044,285
		$17,444,444
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.(2)	136,527	$1,302,468
Annaly Capital Management, Inc.	23,424	446,461
Rithm Capital Corp.	89,890	980,700
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.(2)	55,472	$ 1,050,640
		$ 3,780,269
Multi-Utilities — 2.6%
Ameren Corp.	49,656	$ 3,531,038
CMS Energy Corp.	55,495	3,303,617
Consolidated Edison, Inc.	64,526	5,769,915
Dominion Energy, Inc.	141,699	6,943,251
DTE Energy Co.	38,554	4,279,880
NiSource, Inc.	83,489	2,405,318
Public Service Enterprise Group, Inc.	89,893	6,625,114
Sempra	104,383	7,939,371
WEC Energy Group, Inc.	58,940	4,624,433
		$45,421,937
Office REITs — 0.2%
Boston Properties, Inc.	29,286	$1,802,846
COPT Defense Properties	12,448	311,574
Vornado Realty Trust	31,667	832,525
		$2,946,945
Oil, Gas & Consumable Fuels — 0.4%
Occidental Petroleum Corp.	103,053	$6,495,431
		$6,495,431
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	2,800	$230,524
		$230,524
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	107,234	$5,087,181
		$5,087,181
Pharmaceuticals — 1.4%
Elanco Animal Health, Inc.(1)	60,372	$871,168
Organon & Co.	57,827	1,197,019
Pfizer, Inc.	731,849	20,477,135
Royalty Pharma PLC, Class A	74,289	1,959,001
		$24,504,323
Professional Services — 1.0%
Automatic Data Processing, Inc.	28,269	$6,747,528
Booz Allen Hamilton Holding Corp.	4,727	727,485
Broadridge Financial Solutions, Inc.	3,048	600,456
FTI Consulting, Inc.(1)	2,804	604,346
Genpact Ltd.	24,557	790,490
Maximus, Inc.	11,611	995,063
Paychex, Inc.	18,628	2,208,536
Paycom Software, Inc.	1,690	241,738
Robert Half, Inc.	18,387	1,176,400

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	7,542	$ 886,562
SS&C Technologies Holdings, Inc.	15,933	998,521
TransUnion	8,866	657,502
TriNet Group, Inc.	2,985	298,500
		$ 16,933,127
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	32,674	$ 2,911,580
Jones Lang LaSalle, Inc.(1)	8,802	1,806,875
Zillow Group, Inc., Class C(1)	28,203	1,308,337
		$6,026,792
Residential REITs — 1.3%
AvalonBay Communities, Inc.	26,476	$5,477,620
Camden Property Trust	19,621	2,140,847
Equity LifeStyle Properties, Inc.	20,522	1,336,598
Equity Residential	69,451	4,815,732
Essex Property Trust, Inc.	11,907	3,241,085
Mid-America Apartment Communities, Inc.	21,685	3,092,498
Sun Communities, Inc.	10,313	1,241,066
UDR, Inc.	54,291	2,234,075
		$23,579,521
Retail REITs — 1.4%
Brixmor Property Group, Inc.	55,888	$1,290,454
Federal Realty Investment Trust	14,099	1,423,576
Kimco Realty Corp.	123,401	2,401,384
Kite Realty Group Trust	40,688	910,597
NNN REIT, Inc.	33,992	1,448,059
Realty Income Corp.	146,133	7,718,745
Regency Centers Corp.	34,268	2,131,470
Simon Property Group, Inc.	52,248	7,931,246
		$25,255,531
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	6,697	$1,528,657
Intel Corp.	566,534	17,545,558
Marvell Technology, Inc.	48,019	3,356,528
Microchip Technology, Inc.	2,610	238,815
Micron Technology, Inc.	120,698	15,875,408
MKS Instruments, Inc.	10,575	1,380,884
Qorvo, Inc.(1)	6,776	786,287
Skyworks Solutions, Inc.	21,616	2,303,833
Texas Instruments, Inc.	32,676	6,356,462
		$49,372,432
Software — 0.9%
Aspen Technology, Inc.(1)	3,834	$761,547
Atlassian Corp., Class A(1)	18,988	3,358,597
CCC Intelligent Solutions Holdings, Inc.(1)	36,481	405,304
Security	Shares	Value
Software (continued)
Confluent, Inc., Class A(1)	11,823	$ 349,133
Dolby Laboratories, Inc., Class A	3,633	287,843
Guidewire Software, Inc.(1)	7,472	1,030,314
HashiCorp, Inc., Class A(1)	7,020	236,504
Nutanix, Inc., Class A(1)	36,297	2,063,485
Palo Alto Networks, Inc.(1)	7,078	2,399,513
Roper Technologies, Inc.	5,503	3,101,821
Smartsheet, Inc., Class A(1)	9,666	426,077
Tenable Holdings, Inc.(1)	2,000	87,160
Varonis Systems, Inc.(1)	11,259	540,094
Zoom Video Communications, Inc., Class A(1)	4,869	288,196
		$15,335,588
Specialized REITs — 2.6%
American Tower Corp.	35,465	$6,893,687
Crown Castle, Inc.	73,810	7,211,237
CubeSmart	41,235	1,862,585
Digital Realty Trust, Inc.	53,905	8,196,255
Equinix, Inc.	7,360	5,568,576
Extra Space Storage, Inc.	39,034	6,066,274
Lamar Advertising Co., Class A	12,104	1,446,791
Public Storage	19,218	5,528,058
Weyerhaeuser Co.	104,400	2,963,916
		$45,737,379
Specialty Retail — 2.2%
Asbury Automotive Group, Inc.(1)	3,517	$801,419
AutoNation, Inc.(1)	3,905	622,379
Bath & Body Works, Inc.	28,520	1,113,706
Best Buy Co., Inc.	29,215	2,462,532
Burlington Stores, Inc.(1)	761	182,640
CarMax, Inc.(1)	23,240	1,704,422
Carvana Co.(1)	10,619	1,366,878
Chewy, Inc., Class A(1)(2)	8,846	240,965
Dick's Sporting Goods, Inc.	4,987	1,071,457
Five Below, Inc.(1)	1,641	178,820
Floor & Decor Holdings, Inc., Class A(1)	820	81,516
GameStop Corp., Class A(1)	26,310	649,594
Gap, Inc.	32,975	787,773
Home Depot, Inc.	40,264	13,860,479
Lithia Motors, Inc., Class A	3,989	1,007,023
Lowe's Cos., Inc.	39,349	8,674,881
Penske Automotive Group, Inc.	3,518	524,252
Ross Stores, Inc.	5,156	749,270
Signet Jewelers Ltd.	6,364	570,087
Tractor Supply Co.	4,120	1,112,400
Williams-Sonoma, Inc.	879	248,203
		$38,010,696
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc., Class C	1,623	$223,828

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	193,076	$ 4,087,419
HP, Inc.	128,635	4,504,798
NetApp, Inc.	12,368	1,592,998
Seagate Technology Holdings PLC	23,256	2,401,647
Western Digital Corp.(1)	27,295	2,068,142
		$ 14,878,832
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	3,747	$ 296,313
NIKE, Inc., Class B	11,857	893,662
PVH Corp.	7,959	842,619
Ralph Lauren Corp.	2,956	517,477
Skechers USA, Inc., Class A(1)	8,589	593,672
Tapestry, Inc.	30,178	1,291,317
VF Corp.(2)	54,356	733,806
		$5,168,866
Trading Companies & Distributors — 0.5%
Air Lease Corp.	23,690	$1,125,986
Applied Industrial Technologies, Inc.	2,280	442,320
Beacon Roofing Supply, Inc.(1)	194	17,557
Boise Cascade Co.	5,792	690,522
Core & Main, Inc., Class A(1)	2,101	102,823
Ferguson PLC	8,285	1,604,390
GATX Corp.	7,985	1,056,895
MSC Industrial Direct Co., Inc., Class A	6,782	537,881
SiteOne Landscape Supply, Inc.(1)	1,020	123,838
United Rentals, Inc.	1,669	1,079,392
Watsco, Inc.	2,071	959,370
WESCO International, Inc.	7,540	1,195,241
		$8,936,215
Water Utilities — 0.4%
American Water Works Co., Inc.	34,693	$4,480,948
Essential Utilities, Inc.	51,017	1,904,465
		$6,385,413
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	40,019	$7,050,547
		$7,050,547
Total Common Stocks (identified cost $1,480,271,349)		$1,738,361,411

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	511,019	$ 511,019
Total Affiliated Fund (identified cost $511,019)		$ 511,019
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	692,611	$ 692,611
Total Securities Lending Collateral (identified cost $692,611)		$ 692,611
Total Short-Term Investments (identified cost $1,203,630)		$ 1,203,630
Total Investments — 99.9% (identified cost $1,481,474,979)		$1,739,565,041
Other Assets, Less Liabilities — 0.1%		$ 1,234,524
Net Assets — 100.0%		$1,740,799,565

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $5,668,295 and the total market value of the collateral received by the Fund was $6,237,640, comprised of cash of $692,611 and U.S. government and/or agencies securities of $5,545,029.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2024.

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $511,019, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,306,483	$64,323,208	$(67,118,672)	$ —	$ —	$511,019	$74,522	511,019

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,738,361,411(1)	$ —	$ —	$1,738,361,411
Short-Term Investments:
Affiliated Fund	511,019	—	—	511,019
Securities Lending Collateral	692,611	—	—	692,611
Total Investments	$1,739,565,041	$ —	$ —	$1,739,565,041

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.